Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 22,622	$ 272,102	$ 6,942	$ 301,666
UNITED STATES
Total	22,622	272,102	6,942	301,666
UNITED STATES | Office of Natural Resources Revenue (ONRR) [Member]
Total		$ 272,102		272,102
UNITED STATES | Internal Revenue Service (IRS) [Member]
Total	$ 22,622			22,622
UNITED STATES | Bureau of Land Management (BLM) [Member]
Total			$ 6,942	$ 6,942